Stockholders' Deficit - Schedule of Stock Option Activity - 2016 Employee Equity Compensation Plan (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
2016 Employee Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	23.10%